Investments in joint ventures and associates - Summarised financial information, joint venture and associate (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2018	Mar. 31, 2016
Disclosure of joint ventures [line items]
Non-current assets	£ 55,017	£ 52,106				£ 52,106
Cash and cash equivalents	252	329	[1]	£ 1,139	[1]	329	£ 124
Non-current liabilities	(34,465)	(31,242)				(31,441)
Current liabilities	(9,129)	(8,697)				(8,691)
Net assets	19,369	18,848				£ 18,652
Revenue	14,933	15,250		15,035
Other costs	(3,076)	(2,639)		(3,282)
Operating profit	2,870	3,493	[1]	3,208
Tax	(339)	889		(374)
Profit after tax from continuing operations	1,502	3,549	[2]	1,810
Group’s share of profit	40	49		£ 63
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Non-current assets	937	709
Cash and cash equivalents	35	15
All other current assets	22	28
Non-current liabilities	(326)	(331)
Current liabilities	(84)	(64)
Net assets	584	357
Carrying amount of the Group’s investment	153	94
Revenue	166	151
Depreciation and amortisation	(34)	(31)
Other costs	(35)	(41)
Operating profit	97	79
Tax	0	0
Profit after tax from continuing operations	97	79
Group’s share of profit	25	21
BritNed Development Limited
Disclosure of joint ventures [line items]
Non-current assets	370	390
Cash and cash equivalents	59	50
All other current assets	2	4
Non-current liabilities	(11)	(10)
Current liabilities	(28)	(28)
Net assets	392	406
Carrying amount of the Group’s investment	196	203
Revenue	87	121
Depreciation and amortisation	(13)	(13)
Other costs	(10)	(16)
Operating profit	64	92
Tax	(10)	(20)
Profit after tax from continuing operations	54	72
Group’s share of profit	£ 27	£ 36

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).